Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Exploration and evaluation	$ 12,853	$ 5,512
Fees, salaries and other employee benefits	2,369	2,202
Insurance	472	522
Legal and professional	1,158	789
Marketing and investor relations	798	677
Office and administration	302	461
Regulatory and compliance	304	214
Total transactions for the year	18,256	10,377
Other (income) expenses, net:
Accretion on provision for site reclamation and closure	147	146
Amortization of flow-through share premium	(1,403)	(1,621)
Foreign exchange loss	5	13
Impairment expense	0	100,873
Interest expense	2	33
Interest income	(257)	(300)
Company’s share of net loss of associates	4,433	3,858
Net gain on investments in associates	(7,479)	(4,109)
Net loss on other investments	32	0
Net gain on marketable securities	(5,845)	(373)
Net gain on disposal of mineral properties	(1,100)	0
Other income	(168)	(566)
Nonoperating income (expense), net	(11,633)	97,954
Loss before taxes	6,623	108,331
Tax recovery	(164)	(193)
Net loss for the year	6,459	108,138
Unrealized currency loss on translation of foreign operations	19	3
Total comprehensive loss for the year	$ 6,478	$ 108,141
Loss per share:
Basic loss per share (in CAD per share)	$ 0.04	$ 0.73